Quarterly Holdings Report

for

Fidelity® Dividend ETF For Rising Rates

April 30, 2019

T19-QTLY-0619

1.9880054.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.5%

	Shares	Value
COMMUNICATION SERVICES – 9.4%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	139,041	$4,304,709
CenturyLink, Inc.	86,654	989,589
Verizon Communications, Inc.	78,256	4,475,461

		9,769,759

Entertainment – 2.5%
Activision Blizzard, Inc.	34,330	1,655,049
Cinemark Holdings, Inc.	28,970	1,218,188
The Walt Disney Co.	30,869	4,228,127
Viacom, Inc. Class B	43,348	1,253,191
World Wrestling Entertainment, Inc. Class A	14,226	1,192,850

		9,547,405

Media – 4.1%
Cable One, Inc.	1,337	1,417,929
CBS Corp. Class B	27,472	1,408,489
Comcast Corp. Class A	94,332	4,106,272
Fox Corp. Class A (a)	14,652	571,282
Nexstar Media Group, Inc. Class A	14,058	1,645,489
Omnicom Group, Inc.	17,537	1,403,486
Sirius XM Holdings, Inc.	210,508	1,223,052
The Interpublic Group of Cos., Inc.	54,842	1,261,366
The New York Times Co. Class A	45,536	1,509,518
Tribune Media Co. Class A	25,542	1,180,040

		15,726,923

Wireless Telecommunication Services – 0.3%
Telephone & Data Systems, Inc.	32,314	1,030,170

TOTAL COMMUNICATION SERVICES		36,074,257

CONSUMER DISCRETIONARY – 10.2%
Automobiles – 1.3%
Ford Motor Co.	258,610	2,702,474
General Motors Co.	64,249	2,502,499

		5,204,973

Hotels, Restaurants & Leisure – 2.6%
Las Vegas Sands Corp.	35,895	2,406,760
McDonald’s Corp.	20,785	4,106,492
Starbucks Corp.	43,604	3,387,159

		9,900,411

Household Durables – 0.4%
Persimmon PLC	57,166	1,666,815

Multiline Retail – 1.1%
Macy’s, Inc.	72,189	1,699,329
Target Corp.	31,826	2,463,969

		4,163,298

Specialty Retail – 3.4%
L Brands, Inc.	67,629	1,734,007
Lowe’s Cos., Inc.	29,848	3,377,003
The Home Depot, Inc.	25,552	5,204,942
The TJX Cos., Inc.	53,311	2,925,708

		13,241,660

	Shares	Value
Textiles, Apparel & Luxury Goods – 1.4%
NIKE, Inc. Class B	39,667	$3,483,952
Pandora A/S	41,135	1,725,417

		5,209,369

TOTAL CONSUMER DISCRETIONARY		39,386,526

CONSUMER STAPLES – 6.4%
Beverages – 1.2%
The Coca-Cola Co.	96,988	4,758,231

Food Products – 0.4%
The Kraft Heinz Co.	52,194	1,734,929

Household Products – 1.6%
The Procter & Gamble Co.	56,630	6,029,962

Tobacco – 3.2%
Altria Group, Inc.	68,686	3,731,711
British American Tobacco PLC	59,338	2,313,565
Imperial Brands PLC	62,905	1,998,206
Philip Morris International, Inc.	49,004	4,241,786

		12,285,268

TOTAL CONSUMER STAPLES		24,808,390

ENERGY – 4.9%
Energy Equipment & Services – 0.6%
Schlumberger Ltd.	51,658	2,204,764

Oil, Gas & Consumable Fuels – 4.3%
Chevron Corp.	39,183	4,704,311
Exxon Mobil Corp.	78,680	6,316,430
Kinder Morgan, Inc.	106,290	2,111,982
Occidental Petroleum Corp.	31,942	1,880,745
Targa Resources Corp.	36,550	1,467,483

		16,480,951

TOTAL ENERGY		18,685,715

FINANCIALS – 13.4%
Banks – 5.7%
Bank of America Corp.	233,933	7,153,671
JPMorgan Chase & Co.	75,761	8,792,064
Wells Fargo & Co.	121,177	5,866,179

		21,811,914

Capital Markets – 1.0%
Invesco Ltd.	172,187	3,782,948

Insurance – 1.9%
Old Republic International Corp.	154,411	3,452,630
Prudential Financial, Inc.	38,681	4,088,969

		7,541,599

Mortgage Real Estate Investment Trust (REITs) – 4.8%
AGNC Investment Corp.	176,400	3,138,156
Annaly Capital Management, Inc.	309,375	3,121,594
Chimera Investment Corp.	161,665	3,099,118
MFA Financial, Inc.	419,624	3,151,376
New Residential Investment Corp.	183,480	3,084,299

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Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trust (REITs) – continued
Two Harbors Investment Corp.	211,053	$2,925,194

		18,519,737

TOTAL FINANCIALS		51,656,198

HEALTH CARE – 13.5%
Biotechnology – 4.5%
AbbVie, Inc.	76,152	6,045,707
Amgen, Inc.	32,590	5,844,039
Gilead Sciences, Inc.	81,371	5,292,370

		17,182,116

Health Care Providers & Services – 1.2%
Cardinal Health, Inc.	92,751	4,517,901

Pharmaceuticals – 7.8%
Bristol-Myers Squibb Co.	112,567	5,226,486
Johnson & Johnson	70,735	9,987,782
Merck & Co., Inc.	95,925	7,550,257
Pfizer, Inc.	185,253	7,523,124

		30,287,649

TOTAL HEALTH CARE		51,987,666

INDUSTRIALS – 9.9%
Aerospace & Defense – 2.3%
Lockheed Martin Corp.	6,851	2,283,644
The Boeing Co.	9,942	3,754,994
United Technologies Corp.	19,719	2,812,126

		8,850,764

Air Freight & Logistics – 0.8%
Royal Mail PLC	280,793	925,638
United Parcel Service, Inc. Class B	19,048	2,023,278

		2,948,916

Airlines – 0.4%
Delta Air Lines, Inc.	28,779	1,677,528

Building Products – 0.4%
Johnson Controls International PLC	42,091	1,578,413

Electrical Equipment – 0.8%
Eaton Corp. PLC	19,116	1,583,187
Emerson Electric Co.	23,807	1,690,059

		3,273,246

Industrial Conglomerates – 1.9%
3M Co.	13,031	2,469,505
Honeywell International, Inc.	17,336	3,010,049
Jardine Matheson Holdings Ltd.	14,819	975,090
Jardine Strategic Holdings Ltd.	25,807	976,021

		7,430,665

Machinery – 1.4%
Caterpillar, Inc.	15,626	2,178,577
Illinois Tool Works, Inc.	11,440	1,780,407
PACCAR, Inc.	20,066	1,438,130

		5,397,114

	Shares	Value
Professional Services – 0.3%
Randstad N.V.	20,496	$1,170,566

Road & Rail – 1.3%
Norfolk Southern Corp.	9,676	1,974,098
Union Pacific Corp.	16,510	2,922,930

		4,897,028

Transportation Infrastructure – 0.3%
Macquarie Infrastructure Corp.	24,029	973,415

TOTAL INDUSTRIALS		38,197,655

INFORMATION TECHNOLOGY – 22.4%
Communications Equipment – 1.8%
Cisco Systems, Inc.	120,845	6,761,278

IT Services – 1.2%
International Business Machines Corp.	33,101	4,643,077

Semiconductors & Semiconductor Equipment – 6.7%
Applied Materials, Inc.	83,758	3,691,215
Broadcom, Inc.	15,987	5,090,261
Intel Corp.	121,828	6,218,101
QUALCOMM, Inc.	72,227	6,220,912
Texas Instruments, Inc.	40,611	4,785,194

		26,005,683

Software – 5.3%
Micro Focus International PLC	118,835	3,002,837
Microsoft Corp.	134,203	17,526,912

		20,529,749

Technology Hardware, Storage & Peripherals – 7.4%
Apple, Inc.	79,484	15,950,054
Hewlett Packard Enterprise Co.	195,459	3,090,207
HP, Inc.	146,327	2,919,224
Seagate Technology PLC	65,445	3,162,302
Western Digital Corp.	64,862	3,315,746

		28,437,533

TOTAL INFORMATION TECHNOLOGY		86,377,320

MATERIALS – 2.8%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	7,467	1,536,634
Dow, Inc. (a)	15,075	855,205
DowDuPont, Inc.	45,230	1,739,094
Linde PLC	12,116	2,184,030
LyondellBasell Industries N.V. Class A	12,693	1,119,903

		7,434,866

Containers & Packaging – 0.5%
International Paper Co.	20,772	972,337
Westrock Co.	21,152	811,814

		1,784,151

Metals & Mining – 0.4%
Alumina Ltd.	403,949	637,871
Nucor Corp.	16,094	918,485

		1,556,356

TOTAL MATERIALS		10,775,373

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	9,767	$1,907,495
Crown Castle International Corp.	11,208	1,409,742
Hospitality Properties Trust	25,615	665,990
Iron Mountain, Inc.	20,915	679,319
Kimco Realty Corp.	42,917	746,327
Park Hotels & Resorts, Inc.	23,772	762,606
Public Storage	5,065	1,120,277
RLJ Lodging Trust	35,966	662,134
Sabra Health Care REIT, Inc.	32,759	640,766
Senior Housing Properties Trust	48,475	389,254
Simon Property Group, Inc.	7,808	1,356,249
Uniti Group, Inc.	33,727	370,660
Welltower, Inc.	13,371	996,541
Weyerhaeuser Co.	34,433	922,804

		12,630,164

Real Estate Management & Development – 0.1%
Hongkong Land Holdings Ltd.	87,500	609,875

TOTAL REAL ESTATE		13,240,039

UTILITIES – 3.2%
Electric Utilities – 2.7%
Duke Energy Corp.	19,687	1,793,879
Edison International	19,557	1,247,150
Exelon Corp.	31,424	1,601,053
NextEra Energy, Inc.	11,443	2,224,977
PPL Corp.	37,552	1,171,998

	Shares	Value
SSE PLC	55,157	$823,178
The Southern Co.	31,958	1,700,805

		10,563,040

Multi-Utilities – 0.5%
Dominion Energy, Inc.	22,970	1,788,674

TOTAL UTILITIES		12,351,714

TOTAL COMMON STOCKS (Cost $364,388,825)		383,540,853

Money Market Funds – 0.2%

Fidelity Cash Central Fund, 2.49% (b) (Cost $639,031)	638,903	639,031

TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $365,027,856)		384,179,884

NET OTHER ASSETS (LIABILITIES) – 0.3%		1,321,428

NET ASSETS – 100.0%		$385,501,312

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$8,076

Fidelity Securities Lending Cash Central Fund	26,251

Total	$34,327

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the

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event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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